Income Taxes (Reconciliation of liabilities associated with uncertain tax benefits) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Taxes [Abstract]
Balance as of January 1	¥ 16,867	$ 2,604	¥ 12,231	¥ 7,996
Increase related to current year tax positions	1,501	232	4,636	4,235
Balance as of December 31	¥ 18,368	$ 2,836	¥ 16,867	¥ 12,231